Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Schedule of Number and Weighted Average Exercise Prices of Share Options	The number and weighted average exercise prices (in USD) of share options are as follows:
	Weighted average exercise price			Number of options
	2023	2022	2021	2023	2022	2021
Outstanding on January 1	0.52	0.97	1.02	18,468,235	7,751,303	6,994,377
Expired and forfeited during the year	0.54	0.82	1.52	(2,026,452)	(418,068)	(413,074)
Granted during the year	0.19	0.28	0.47	2,777,000	11,135,000	1,170,000
Outstanding on December 31	0.46	0.52	0.97	19,218,782	18,468,235	7,751,303
Exercisable on December 31	0.62	0.97	1.48	10,923,032	6,144,318	4,451,430

Schedule of Number of RSUs	The number of RSUs are as follows:
	Number of RSUs
	2023	2022
Outstanding at January 1	7,857,917	2,610,000
Granted during the year	2,777,000	6,785,000
Forfeited during the year	(1,187,292)	(157,083)
Vested during the year	(3,676,875)	(1,380,000)
Outstanding at December 31	5,770,750	7,857,917

Schedule of Assumptions were Used	The following assumptions were used:
	2023	2022
Share Price - USD	0.160-0.226	0.213-0.316
Exercise price - USD	0.19-0.2	0.208-0.304
Expected volatility (%)	93.54-96.04	91.64-96.26
Expected duration (years)	2-5	2-5
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.56%-4.31%	2.90%-4.28%

Schedule of Expenses Recognized in the Consolidated Financial Statements	Expenses recognized in the consolidated financial statements:
	For the year ended December 31,
	2023	2022	2021
	USD thousands
Research and development expenses	768	768	557
General and administrative expenses	1,107	1,644	1,525

Total share-based expense recognized	1,875	2,412	2,082